Assets Held For Sale (Details) - CAD ($) $ in Millions		3 Months Ended	12 Months Ended
	May 08, 2024	Mar. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 12, 2024
Long Lived Assets Held-for-sale [Line Items]
Loss on assets held for sale			$ 78	$ 0	$ 0
Operating lease right-of-use assets			485	424
Operating lease liability			477
Proceeds from assets held for sale			$ 0	$ 0	$ 273
Track and Roadway [Member]
Long Lived Assets Held-for-sale [Line Items]
Operating lease right-of-use assets						$ 124
Operating lease liability						$ 124
Disposal Group, Held-for-sale, Not Discontinued Operations [Member] | Non-Core Lines [Member]
Long Lived Assets Held-for-sale [Line Items]
Proceeds from assets held for sale		$ 273
Disposal Group, Held-for-sale, Not Discontinued Operations [Member] | Track and Roadway [Member]
Long Lived Assets Held-for-sale [Line Items]
Impairment loss, pre-tax	$ 78
Loss on assets held for sale	$ 58